Composition of Certain Financial Statement Line Items - Accrued Expenses and Other Liabilities (Details) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Employee compensation	$ 459	$ 484	$ 61
Accrued professional and consulting fees	469	452	21
Use tax	74	49	42
Deferred rent			30
Other	128	84	47
Total	$ 1,130	$ 1,069	$ 201